Note 20 - Financial Instruments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
20.	Financial instruments:

This note provides disclosures relating to the nature and extent of the Corporation’s exposure to risks arising from financial instruments, including credit risk, foreign currency risk, interest rate risk and liquidity risk, and how the Corporation manages those risks.

(a)	Credit risk:

Credit risk is the risk of a loss if a customer or counterparty to a financial asset fails to meet its contractual obligations. The Corporation has credit risk relating to cash and cash equivalents and short-term investments, which it manages by dealing only with highly-rated Canadian institutions. The carrying amount of financial assets, as disclosed in the statements of financial position, represents the Corporation’s credit exposure at the reporting date.

(b)	Currency risk:

The Corporation is exposed to the financial risk related to the fluctuation of foreign exchange rates and the degrees of volatility of those rates. Foreign currency risk is limited to the portion of the Corporation's business transactions denominated in currencies other than the Canadian dollar. Fluctuations related to foreign exchange rates could cause unforeseen fluctuations in the Corporation's operating results.

A portion of the expenses, mainly related to research contracts and purchase of production equipment, is incurred in US dollars and in Euros, for which no
financial hedging is required. There is a financial risk related to the fluctuation in the value of the US dollar and the Euro in relation to the Canadian dollar. In order to minimize the financial risk related to the fluctuation in the value of the US dollar in relation to the Canadian dollar, funds continue to be invested as short-term investments in the US dollar.

The following table provides an indication of the Corporation’s significant foreign exchange currency exposures as stated in Canadian dollars at the following dates:

	March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)
	US $	Euro	US $	Euro	US $	Euro

Cash and cash equivalents	7,024	—	3,524	—	3,691	—
Marketable securities	26	—	—	—	—	—
Receivables	6	—	2	—	3	—
Trade and other payables	(3,924)	(627)	(503)	(317)	(376)	(603)
	3,132	(627)	3,023	(317)	3,318	(603)

The following exchange rates are those applicable to the following periods and dates:

	March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)
	Average	Reporting	Average	Reporting	Average	Reporting

CA$ per US$	1.2834	1.2900	1.3134	1.3299	1.3113	1.3281
CA$ per Euro	1.5008	1.5898	1.4424	1.4251	1.4434	1.4066

Based on the Corporation’s foreign currency exposures noted above, varying the above foreign exchange rates to reflect a
5%
strengthening of the US dollar and Euro would have decrease in net loss as follows, assuming that all other variables remain constant:

	March 31, 2018	March 31, 2017	February 29, 2017 (Unaudited)
	$	$	$

Decrease in net loss	88	139	151

An assumed
5%
weakening of the foreign currencies would have an equal but opposite effect on the basis that all other variables remained constant.

(c)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market rates.

The Corporation’s exposure to interest rate risk as at
March 31, 2018,
March 31,
2017and
February 28, 2017
is as follows:

Cash and cash equivalents	Short-term fixed interest rate
Unsecured convertible debentures	Long-term fixed interest rate

The capacity of the Corporation to reinvest the short-term amounts with equivalent return will be impacted by variations in short-term fixed interest rates available on the market. Management believes that the risk the Corporation will realize a loss as a result of the decline in the fair value of its cash equivalents is limited because these investments have short-term maturities and are generally held to maturity.

(d)	Liquidity risk:

Liquidity risk is the risk that the Corporation will
not
be able to meet its financial obligations as they fall due. The Corporation manages liquidity risk through the management of its capital structure and financial leverage, as outlined in Note
22.
It also manages liquidity risk by continuously monitoring actual and projected cash flows. The Board of Directors reviews and approves the Corporation's operating budgets, and reviews material transactions outside the normal course of business. Refer to Note
2
(c).

The following are the contractual maturities of financial liabilities as at
March 31, 2018,
March 31,
2017and
February 28, 2017:

					March 31, 2018
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	10	6,697	6,697	6,697	—
Unsecured convertible debentures	12	2,303	1,612	160	2,143
		9,000	8,309	6,857	2,143

					March 31, 2017
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	10	2,138	2,138	2,138	—
Unsecured convertible debentures	12	2,463	1,406	160	2,303
		4,601	3,544	2,298	2,303

					February 28, 2017 (Unaudited)
Required payments per year		Total	Carrying amount	Less than 1 year	1 to 3 years
	Notes	$	$	$	$

Trade and other payables	10	2,405	2,405	2,405	—
Unsecured convertible debentures	12	2,476	1,389	160	2,316
		4,881	3,794	2,565	2,316

The Derivative warrant liabilities are excluded from the above tables as they will be settled in shares and not
by the use of liquidities.